Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
General and administrative expenses	$1,121,848	$152,343	$3,543,034	$219,044
Interest earned on marketable securities held in Trust Account	$2,074,999	$2,442,279	$4,064,267	$3,648,794